Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES
12.	ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2025 and 2024, accrued liabilities and other payables consisted of the following:

	As of June 30,
	2025	2024
Payroll payables	117,577	$51,180
Other payables – third parties	1,330,330	139,300
Accrued liabilities and other payables – third parties	1,447,907	$190,480

Other payables – related parties	12,682	$1,390,515